Condensed Consolidated Statements of Operations - USD ($) $ in Thousands		3 Months Ended		6 Months Ended			12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026		Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue		$ 500,728	$ 400,444	$ 959,586		$ 780,523	$ 1,591,020	$ 742,992	$ 424,495
Cost of revenue		238,127	202,830	462,142		419,998	836,304	411,853	230,478
Gross profit		262,601	197,614	497,444		360,525	754,716	331,139	194,017
Selling, general and administrative expenses		193,633	80,578	281,950		149,204	339,081	156,143	88,227
Amortization of intangible assets		36,284	34,183	72,307		68,263	138,937	72,405	51,469
Operating income		32,684	82,853	143,187		143,058	276,698	102,591	54,321
Interest expense, net		(39,427)	(57,356)	(83,385)		(125,616)	(220,316)	(161,052)	(124,496)
Net income (loss) before income taxes		(1,414)	29,086	67,598		22,260	62,314	(53,000)	(69,330)
Income tax expense		3,495	58,342	19,198		55,840	16,325	2,472	(9,412)
Other income, net		(5,329)	(3,589)	(7,796)		(4,818)	(5,932)	(5,461)	(845)
Net income (loss)		$ (4,909)	$ (29,256)	$ 48,400		$ (33,580)	45,989	$ (55,472)	$ (59,918)
Net loss per common share, basic and diluted		$ (0.01)		$ (0.01)	[1],[2]
Net income (loss) per common share, diluted		$ (0.01)		$ (0.01)	[1],[2]
Weighted-average common shares outstanding, basic	[3],[4]	401,813,695		401,813,695
Weighted-average common shares outstanding, diluted	[3],[4]	401,813,695		401,813,695
Previously Reported [Member]
Revenue							$ 1,591,020

[1]	Only represents net loss attributable to common shareholders and net loss per common share, basic and diluted for the three months ended June 30, 2026, which represents the period during which the Company had common stock outstanding. See "Note 1. Organization and Nature of Operations" for additional details.
[2]	Only represents net loss per common share, basic and diluted for the three months ended June 30, 2026, which represents the period during which the Company had common stock outstanding. See "Note 1. Organization and Nature of Operations" and "Note 16. Net Income (Loss) Per Share" for additional details.
[3]	Weighted-average common shares outstanding is calculated based on the shares issued in connection with the Reorganization reflected as outstanding starting on April 1, 2026 and the shares issued in the IPO starting on April 16, 2026.
[4]	Weighted-average common shares outstanding is calculated based on the shares issued in connection with the Reorganization reflected as outstanding starting on April 1, 2026 and the shares issued in the IPO starting on April 16, 2026